Monarch Ambassador Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	COMMODITY - 13.0%
54,022	Invesco DB Gold Fund *	$ 2,968,028

	FIXED INCOME - 86.8%
61,750	SPDR Blackstone Senior Loan ET	2,851,615
145,558	Invesco Fundamental High Yield Corporate Bond ETF	2,822,370
13,111	iShares 1-3 Year Treasury Bond ETF	1,131,741
14,825	iShares 7-10 Year Treasury Bond ETF	1,695,980
24,669	iShares Core U.S. Aggregate Bond ETF	2,825,834
17,179	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,262,646
26,016	iShares MBS ETF	2,819,354
34,359	SPDR Bloomberg Barclays Convertible Securities ETF	2,895,433
18,069	SPDR Portfolio Short Term Corporate Bond ETF	566,463
		19,871,436

	EXCHANGE TRADED FUNDS (Cost $22,442,424)	22,839,464

	TOTAL INVESTMENTS - 99.8% (Cost $22,442,424)	$ 22,839,464
	OTHER ASSETS LESS LIABILITIES - 0.2%	51,584
	NET ASSETS - 100.0%	$ 22,891,048

ETF - Exchange Traded Fund
* Non-Income producing security.

Monarch Blue Chips Core ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares		Value
	COMMON STOCKS - 99.7%
	BANKING - 8.4%
11,036	Citigroup, Inc.	$ 868,644
5,270	JPMorgan Chase & Company	865,545
		1,734,189

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.1%
4,247	Eli Lilly and Company	848,296

	CHEMICALS - 4.1%
12,307	Dow, Inc.	842,045

	DIVERSIFIED INDUSTRIALS - 4.2%
3,813	Honeywell International, Inc.	880,460

	ENTERTAINMENT CONTENT - 4.2%
4,836	The Walt Disney Company *	863,951

	INTERNET MEDIA & SERVICES - 12.5%
372	Alphabet, Inc. *	876,748
2,604	Facebook, Inc. *	856,013
1,705	Netflix, Inc. *	857,291
		2,590,052
	LEISURE FACILITIES & SERVICES - 4.1%
7,564	Starbucks Corporation	861,388

	MEDICAL EQUIPMENT & DEVICES - 16.7%
7,316	Abbott Laboratories	853,411
3,410	Danaher Corporation	873,437
6,789	Medtronic plc	859,420
1,860	Thermo Fisher Scientific, Inc.	873,270
		3,459,538
	RETAIL - DISCRETIONARY - 4.1%
12,617	The TJX Companies, Inc.	852,152

	SEMICONDUCTORS - 8.4%
1,364	NVIDIA Corporation	886,300
4,557	Texas Instruments, Inc.	865,010
		1,751,310
	SOFTWARE - 12.4%
1,674	Adobe, Inc. *	844,667
3,410	Microsoft Corporation	851,409
3,720	salesforce.com, Inc. *	885,732
		2,581,808
	TECHNOLOGY HARDWARE - 4.1%
6,758	Apple, Inc.	842,114

Monarch Blue Chips Core ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2021
Shares		Value
	TECHNOLOGY SERVICES - 12.4%
2,356	Mastercard, Inc.	$ 849,526
3,286	PayPal Holdings, Inc. *	854,426
3,782	Visa, Inc.	859,649
		2,563,601

	TOTAL COMMON STOCKS (Cost $19,548,726)	20,670,904

	TOTAL INVESTMENTS - 99.7% (Cost $19,548,726)	$ 20,670,904
	OTHER ASSETS LESS LIABILITIES - 0.3%	65,310
	NET ASSETS - 100.0%	$ 20,736,214

ETF - Exchange Traded Fund
* Non-Income producing security.

Monarch Procap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	COMMODITY - 10.4%
95,475	Invesco DB Gold Fund *	$ 5,245,502

	EQUITY - 24.8%
14,201	Consumer Discretionary Select Sector SPDR Fund	2,454,501
35,381	Consumer Staples Select Sector SPDR Fund	2,505,329
47,430	Energy Select Sector SPDR Fund	2,476,320
28,728	Materials Select Sector SPDR Fund	2,506,805
59,704	Real Estate Select Sector SPDR Fund	2,582,795
		12,525,750
	FIXED INCOME - 64.3%
196,198	iShares Core U.S. Aggregate Bond ETF	22,474,481
91,799	SPDR Bloomberg Barclays High Yield Bond ETF	9,997,829
		32,472,310

	EXCHANGE TRADED FUNDS (Cost $49,177,599)	50,243,562

	TOTAL INVESTMENTS - 99.5% (Cost $49,177,599)	$ 50,243,562
	OTHER ASSETS LESS LIABILITIES - 0.5%	252,086
	NET ASSETS - 100.0%	$ 50,495,648

ETF - Exchange Traded Fund
* Non-Income producing security.